Other Non-Current Assets (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Jan. 31, 2026	Sep. 30, 2024
Debt Instrument [Line Items]
Prepayments of equipment purchases	[1]	$ 6,884,675		$ 7,257,752
Loans to Third Parties [Member]
Debt Instrument [Line Items]
Annual interest rate		4.00%
Maturity date		Oct. 15, 2026
Forecast [Member]
Debt Instrument [Line Items]
Prepayments of equipment purchases			$ 6,884,675
Related Party [Member] | Loans to Third Parties [Member]
Debt Instrument [Line Items]
Maturity date		Jun. 07, 2027

[1]	In May 2023, the Group entered into procurement agreements (the “Procurement Agreements”) with three suppliers for the purchase of production equipment. In October and November 2025, the Group entered into three termination agreements. Pursuant to the termination agreements, the customized equipment purchase transactions were terminated, and the suppliers agreed to refund the previously made prepayments of $6,884,675 for equipment purchases by January 2026. As a result, the related capital commitments were relieved upon execution of the termination agreements.